SUPPLEMENT TO ANNUAL REPORT DATED JUNE 30, 2002

     By fiscal year-end June 30, 2002, the Federal Reserve lowered overnight rates by an additional 200 basis points to 1.75%. The combination of 475 basis points of easing over the last year and a half, coupled with expansionary fiscal policies, engineered a shallow recession and set the stage for an economic recovery. With evidence of economic recovery accumulating, the bond market began to anticipate the end of Fed easing and the beginning of tightening. By early 2002 though, the capital markets were buffeted by strong headwinds, among them, economic uncertainties, military tensions, corporate malfeasance, and high equity valuations. These uncertainties made it likely that the Fed would remain on hold until the new year.

     Municipal rates declined for the reporting period as the path in 2002 to economic recovery and future expansion appeared to be at risk. Despite record tax-exempt new issuance, municipals posted impressive gains. On the demand side, tax-exempts saw positive mutual fund flows, insurance company demand, and professional asset allocation into the relative safety of the municipals. In all, yields fell 40 to 110 basis points on representative short and intermediate maturity municipal securities.

     Portfolio holdings are concentrated in various municipal bond sectors and geographically diversified. With expectations of slow economic growth, the Fund's Investment advisor maintained a weighted average maturity of the 2.60 years, within the target range of 2.30 to 2.70 years. Throughout the fiscal year we emphasized high quality securities and avoided those credits that could be negatively effected by an economic downturn. We focused our purchases on tax-backed and essential service sectors, such as water and sewer, higher education and transportation revenue bonds. Of these sub-sectors, water and sewer bonds appear likely to benefit from ratings upgrades due to their ability to raise revenues from a growing customer base. We continue to favor premium coupon bonds over current coupon bonds. If rates were to rise dramatically, current coupon securities would be hardest hit as they fall towards the de minimus threshold. The Fund has no derivative securities or leverage exposure in its portfolio.

      TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND GROWTH OF $10,000

[EDGAR REPRESENTATION OF CHART]
Date                     The Fund    LB3MI           BB1NI
7/23/1992 (Inception)  10,000.00             10,000.00
             7/31/92   10,060.00   10,000.00   10,010.62
             8/31/92   10,043.46    9,955.00    10,020.23
             9/30/92   10,141.83   10,036.63   10,074.49
            10/31/92   10,075.12    9,997.49   10,092.73
            11/30/92   10,191.51   10,067.47  10,121.87
            12/31/92   10,243.02   10,127.88  10,188.93
             1/31/93   10,341.42   10,203.83   10,179.96
             2/28/93   10,501.10   10,364.03   10,236.39
             3/31/93   10,461.92   10,332.94   10,232.92
             4/30/93   10,523.05   10,392.87   10,259.91
             5/31/93   10,540.27   10,420.93   10,271.18
             6/30/93   10,615.36   10,487.63   10,302.70
             7/31/93   10,593.53   10,492.87   10,283.35
             8/31/93   10,696.56   10,590.46   10,321.81
             9/30/93   10,737.01   10,637.05   10,358.12
            10/31/93   10,764.28   10,659.39   10,377.87
            11/30/93   10,744.12   10,645.53   10,419.97
            12/31/93   10,848.77   10,757.42   10,469.42
             1/31/94   10,907.74   10,844.55   10,456.05
             2/28/94   10,812.76   10,743.70   10,433.94
             3/31/94   10,746.26   10,613.70   10,447.24
             4/30/94   10,743.51   10,676.32   10,442.28
             5/31/94   10,774.34   10,726.50   10,457.93
             6/30/94   10,784.10   10,729.72   10,491.43
             7/31/94   10,866.67   10,818.78   10,486.41
             8/31/94   10,910.75   10,857.72   10,537.57
             9/30/94   10,878.91   10,830.58   10,560.96
            10/31/94   10,868.41   10,804.59   10,590.98
            11/30/94   10,826.66   10,785.14   10,587.29
            12/31/94   10,881.06   10,831.51   10,596.32
             1/31/95   10,947.92   10,921.41   10,628.21
             2/28/95   11,082.11   11,037.07   10,692.21
             3/31/95   11,149.67   11,136.52   10,770.27
             4/30/95   11,182.54   11,174.38   10,819.50
             5/31/95   11,330.43   11,345.35   10,904.99
             6/30/95   11,363.24   11,372.58   10,944.52
             7/31/95   11,439.51   11,493.13   10,971.83
             8/31/95   11,484.25   11,582.77   11,003.27
             9/30/95   11,496.41   11,615.20   11,031.96
            10/31/95   11,542.66   11,670.96   11,078.88
            11/30/95   11,611.60   11,745.65   11,142.15
            12/31/95   11,656.02   11,794.98   11,175.77
             1/31/96   11,734.20   11,886.98   11,233.94
             2/29/96   11,736.12   11,889.36   11,267.95
             3/31/96   11,691.65   11,860.83   11,273.77
             4/30/96   11,717.50   11,875.06   11,285.72
             5/31/96   11,729.92   11,885.75   11,322.30
             6/30/96   11,765.92   11,957.06   11,339.24
             7/31/96   11,838.31   12,022.83   11,377.13
             8/31/96   11,849.83   12,040.86   11,418.13
             9/30/96   11,920.76   12,114.31   11,448.90
            10/31/96   11,978.21   12,199.11   11,507.41
            11/30/96   12,070.78   12,312.56   11,553.29
            12/31/96   12,073.88   12,318.72   11,610.67
             1/31/97   12,117.38   12,372.92   11,620.28
             2/28/97   12,165.53   12,433.55   11,653.31
             3/31/97   12,107.82   12,368.89   11,659.51
             4/30/97   12,132.65   12,422.08   11,690.99
             5/31/97   12,227.68   12,522.70   11,732.42
             6/30/97   12,277.40   12,596.58   11,772.18
             7/31/97   12,371.82   12,746.48   11,816.44
             8/31/97   12,370.11   12,720.99   11,853.07
             9/30/97   12,433.05   12,812.58   11,887.57
            10/31/97   12,469.19   12,868.96   11,938.52
            11/30/97   12,493.00   12,906.27   11,965.07
            12/31/97   12,554.47   12,994.04   12,012.51
             1/31/98   12,625.98   13,079.28   12,062.94
             2/28/98   12,648.95   13,106.75   12,103.50
             3/31/98   12,664.33   13,128.11   12,127.22
             4/30/98   12,641.07   13,109.86   12,157.10
             5/31/98   12,737.99   13,231.65   12,191.67
             6/30/98   12,799.28   13,276.11   12,244.08
             7/31/98   12,823.89   13,324.17   12,283.57
             8/31/98   12,934.38   13,453.15   12,333.12
             9/30/98   12,996.89   13,538.57   12,401.06
            10/31/98   13,045.26   13,604.24   12,470.03
            11/30/98   13,069.42   13,637.16   12,484.12
            12/31/98   13,118.77   13,670.30   12,515.60
             1/31/99   13,204.03   13,794.29   12,567.03
             2/28/99   13,193.06   13,809.60   12,593.50
             3/31/99   13,191.28   13,821.48   12,603.09
             4/30/99   13,230.68   13,863.63   12,623.23
             5/31/99   13,201.23   13,844.22   12,656.14
             6/30/99   13,111.33   13,761.02   12,663.97
             7/31/99   13,173.67   13,829.00   12,696.60
             8/31/99   13,171.57   13,846.15   12,705.72
             9/30/99   13,207.98   13,898.07   12,736.31
            10/31/99   13,204.53   13,899.74   12,771.02
            11/30/99   13,241.89   13,960.76   12,798.81
            12/31/99   13,227.24   13,938.70   12,828.89
             1/31/00   13,238.32   13,963.65   12,868.04
             2/29/00   13,277.86   14,007.49   12,906.19
             3/31/00   13,329.62   14,078.93   12,942.94
             4/30/00   13,323.72   14,081.04   12,964.58
             5/31/00   13,337.12   14,094.98   12,974.47
             6/30/00   13,489.42   14,273.85   13,057.70
             7/31/00   13,583.90   14,389.04   13,105.84
             8/31/00   13,662.45   14,498.83   13,162.40
             9/30/00   13,660.06   14,502.45   13,207.21
            10/31/00   13,725.30   14,584.10   13,254.95
            11/30/00   13,763.51   14,643.02   13,295.45
            12/31/00   13,909.73   14,806.88   13,373.58
             1/31/01   14,082.70   15,031.05   13,501.63
             2/28/01   14,118.43   15,089.07   13,542.19
             3/31/01   14,214.10   15,195.30   13,600.49
             4/30/01   14,187.32   15,173.11   13,625.76
             5/31/01   14,309.27   15,311.80   13,704.51
             6/30/01   14,348.82   15,380.39   13,753.84
             7/31/01   14,444.33   15,505.28   13,771.39
             8/31/01   14,566.68   15,666.38   13,830.78
             9/30/01   14,647.46   15,744.71   13,889.24
            10/31/01   14,715.56   15,846.58   13,928.37
            11/30/01   14,669.04   15,797.30   13,988.55
            12/31/01   14,677.04   15,781.82   14,016.90
             1/31/02   14,824.00   15,982.72   14,058.09
             2/28/02   14,910.56   16,102.11   14,076.71
             3/31/02   14,679.30   15,861.87   14,042.92
             4/30/02   14,894.69   16,095.67   14,067.41
             5/31/02   14,970.14   16,188.54   14,121.22
             6/30/02   15,085.41   16,328.41   14,157.73

Average Annual Total Return for the Period Ended 6/30/2002
1Year                                                 %
5 Years                                               %
Start of Performance (7/23/1992)                      %

     The graph above illustrates the hypothetical investment of $10,000(1) in the Tax Free Short/Intermediate Fixed Income Fund (the "Fund") from July 23, 1992 to June 30, 2002 compared to the Lehman Brothers 3-Year Municipal Index (LB3MI)(2) and the Bond Buyer One-Year Note Index (BB1NI)(2).

     Past performance is no guarantee of future results. This line graph and table do not reflect the deduction of taxed that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investors' shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LB3MI and the BB1NI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB3MI and the BB1NI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.